Note 5 - Loans Receivable - 10Q (Details) - Past Due and Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 362,029	$ 353,192
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	694	7,411		8,319
90 Days or More Past Due	2,577	3,982		5,604
Current	131,070	146,543		169,235
Total	134,341	157,936
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		3,459		31
Current	25,641	17,331		20,445
Total	25,641	20,790
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	257
90 Days or More Past Due	2,498	4,523
Current	158,679	133,491
Total	161,434	138,014
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	300	241
90 Days or More Past Due	2,524	3,145
Current	15,548	11,165
Total	18,372	14,551
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		341
90 Days or More Past Due	22	402		388
Current	17,392	15,340		7,215
Total	17,414	16,083
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	18	15		23
90 Days or More Past Due	4	25		5
Current	4,805	5,778		7,987
Total	4,827	5,818
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,269	11,467	[1]	10,061	[1]
90 Days or More Past Due	7,625	12,077	[1]	12,530	[1]
Current	353,135	329,648	[1]	330,095	[1]
Total	362,029	353,192
Nonaccrual [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	339	1,070		1,870
90 Days or More Past Due	2,577	3,982		5,604
Current	2,244	1,975		4,262
Total	5,160	7,027
Nonaccrual [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current				4,645
Nonaccrual [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	257
90 Days or More Past Due	2,498	4,523
Current	1,740	2,713
Total	4,495	7,236
Nonaccrual [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	299	241
90 Days or More Past Due	2,524	3,145
Current	555	747
Total	3,378	4,133
Nonaccrual [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	22	402
Current	4			72
Total	26	402
Nonaccrual [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		1
90 Days or More Past Due	4	25		5
Current	5			93
Total	9	26
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	895	1,312		2,294
90 Days or More Past Due	7,625	12,077		12,142
Current	4,548	5,435		19,518
Total	13,068	18,824
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	134,341	157,936
Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	25,641	20,790
Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	161,434	138,014
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	18,372	14,551
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 17,414	$ 16,083

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.